Schedule of key management compensation (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Short-term employee benefits	₨ 44,749	₨ 35,019	₨ 27,462
Contributions to defined contribution plans	618	340	259
Profit linked bonus	6,765		16,130
Directors Sitting fee’s	14,345	10,516	10,846
Share based payment	114,632	157,715	53,330
Total compensation paid to key management personnel	₨ 181,109	₨ 203,590	₨ 108,027